Debt Obligations (Tables)	12 Months Ended
Apr. 30, 2012
Total Debt Obligations, Including Capital Leases, Denominated in Foreign Currencies and US Dollar Equivalent

Total debt obligations, including capital leases, denominated in foreign currencies and the US dollar equivalent are as follows:

2012			2011
Debt in original currency		US dollar equivalent	Debt in original currency		US dollar equivalent

	€3,495	$4,623		€3,199	$4,730

	£—	—		£7,111	11,830

CAD	45,887	46,426	CAD	16,741	17,602

		$51,049			$34,162

Repayment Requirements Related to Total Debt Obligations Outstanding Over Next Five Years and Thereafter

Repayment requirements related to the total debt obligations outstanding as of April 30, 2012 over the next five years and thereafter are as follows:

	Boundary Bay financing	Capital lease obligations	Other long-term debt (i)	Total
2013	$(3,364)	$10,769	$7,467	$14,872
2014	152	1,051	2,844	4,047
2015	165	16,188	2,295	18,648
2016	179	—	126,747	126,926
2017	195	—	1,746	1,941
and thereafter	35,878	—	1,101,746	1,137,624

	33,205	28,008	1,242,845	1,304,058
Less interest	—	(1,086)	—	(1,086)

Total	$33,205	$26,922	$1,242,845	$1,302,972

(i)	These amounts exclude the discount on the Senior secured notes of $15.9 million which is included in the carrying amount of debt at April 30, 2012.